TAXATION - Operating loss carryforwards (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Non-Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 136,352	$ 139,346
Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	11	3,855
Tax Period 1 | Non-Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	5,006	16,181
Tax Period 1 | Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	6	6
Tax Period 2 | Non-Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	16,720	17,322
Tax Period 2 | Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	5	3,849
No expiry | Non-Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	114,626	105,843
No expiry | Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	0
Capital loss carryforwards	89,433	83,887
No expiry | United States, Federal and State Tax Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital loss carryforwards	$ 533	$ 531